Other Assets and Receivables - Summary of Other Assets and Receivables (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Assets And Receivables [abstract]
Real estate held for own use and equipment	€ 236	€ 258
Receivables	3,830	3,567
Accrued income	812	736
Right-of-use assets	162	150	€ 158
Other assets and receivables	€ 5,040	€ 4,712